Equity Investments	6 Months Ended
Jun. 30, 2023
Equity Investments
Equity Investments

2. Equity Investments

Element 1 Corp. - On June 17, 2021, the Company purchased a 10% equity stake in E1, a developer of advanced hydrogen generation systems used to power fuel cells, in exchange for $4.0 million in cash and $5.3 million through the issuance of the Company’s common shares. The Company’s 10% equity stake consists of 581,795 shares of E1’s common stock and the Company also received warrants to purchase 286,582 additional common shares of Element 1 Corp. common stock, which expire on the third anniversary from the date of the investment. The Company’s total investment in E1 amounted to $9.2 million and is allocated to investment in the ordinary shares and warrants based on their relative fair values as of the date of acquisition. The Company holds one board seat out of five, resulting in 20% voting rights and thus an ability to exercise significant influence in E1. Accordingly, the Company accounts for the investment in the common shares of E1 using the equity method in accordance with FASB Accounting Standards Codification 323, Investments – Equity Method and Joint Ventures (“ASC 323”) and the warrants are being accounted for at their fair value in accordance with FASB Accounting Standards Codification ASC 321, Investments – Equity Securities.

e1 Marine LLC - On June 17, 2021, the Company established a joint venture, e1 Marine LLC, with E1 and an affiliate of Maritime Partners LLC (“MP”), which seeks to deliver hydrogen delivery systems to the marine sector with each joint venture partner owning 33.33% of e1 Marine LLC. The Company accounts for the investments in e1 Marine LLC using the equity method in accordance with ASC 323.

The Company records its share of earnings and losses in these investments on a quarterly basis. The Company recorded an investment of $11.2 million, inclusive of transaction costs (E1 investment of $9.6 million and e1 Marine LLC investment of $1.6 million), which is included in investments and other assets, net in the condensed consolidated balance sheet as of June 30, 2023.